Concentrations (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounts receivable | First Customer
Concentration percentage	22.00%	30.00%
Accounts receivable | Second Customer
Concentration percentage	19.00%	14.00%
Accounts receivable | Third Customer
Concentration percentage	15.00%	15.00%
Accounts receivable | Fourth Customer
Concentration percentage	12.00%
Accounts payable | One Vendor
Concentration percentage	12.00%	10.00%